UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2019

	Shares	Value
Bonds & Corporate Debt - 34.11%

Baby Bonds - 27.48%
American Financial Group 5.875% 3/30/59	4,900	122,304
Great Ajax Corp. 7.25% 4/30/24	18,500	462,500
Capital aFin Corp Convertible Nt 5/31/22 (a)	24,975	625,124
Capital Southwest Corporation 5.95 12/15/22 (a)	19,000	484,359
Eagle Point Credit Company Inc. 7.75% 6/30/22 (a)	27,500	704,121
Fidus Investment Corp 6% 2/15/24	16,000	405,280
GDL 4.0% 03/26/25 (a)	30,000	1,508,100
Great Elm Capital Corp. 6.5% 09/18/2022	22,100	560,014
Monroe Capital Corp 5.75% 10/31/23	14,000	348,915
MVC Capital, Inc. 6.25% 11/30/2022	30,000	767,100
Prospect Capital Corp. 6.25 06/15/2018 (a)	8,600	212,678
Saratoga Invt Corp 6.750 12/30/23 Pfd	23,000	587,650
Stellus Capital Investment Corporation 5.75 09/15/2022	7,000	175,910
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49 (a)	35,000	876,750
Stellus Capital Investment Corporation 5.75 09/15/2022	15,000	383,726
		8,224,531

Corporate - 6.64%
Apple Inc 2.4% 5/3/2023 (a)	1,000,000	990,348
Intel Corp Note Call Make Whole 2.35% 05/11/2022	1,000,000	996,359
		1,986,707

TOTAL BONDS & CORPORATE DEBT (Cost $10,225,984)		10,211,238

Investment Companies - 24.08%

Bond Shares of Beneficial Interest - 15.65%
BlackRock Credit Allocation Income Trust IV	107,000	1,327,870
MFS Intermediate Income Trust (a)	330,000	1,254,000
Western Asset/Claymore Inflation Lkd Sec Inc Fd	68,000	762,280
Western Asset/Claymore Inflation-Linked Opportunities	125,000	1,341,250
		4,685,400

Senior Securities - 8.43%
AllianzGI Convertible & Income 5.500% Perp A (a)	20,000	475,000
Gabelli Dividend & Income Trust Preferred A (a)	13,400	348,400
Gabelli Dividend & Income Trust Preferred D (a)	14,000	361,620
Gabelli Global Small and Mid Cap Value Trust 5.45 12/31/49 (a)	9,750	245,895
Gabelli Utility Trust 5.375% 12/31/49 (a)	22,500	570,967
Gabelli Global Utility and Income Trust 7%	10,000	522,400
		2,524,282

ETFs - 4.97%
AllianzGI Convertible & Income 5.500% Perp A (a)	15,000	775,650
Gabelli Dividend & Income Trust Preferred A (a)	7,000	710,920
		1,486,570

TOTAL INVESTMENT COMPANIES (Cost $8,703,514)		8,696,252

Traditional Preferred - 10.16%
AGNC Investemnt Corp 6.875% (a)	15,000	372,600
American Intl Group Pfd Ser A 5.85% (a)	5,000	126,550
Apollo Global Mgmt LLC Pfd Ser 6.375% (a)	26,000	645,320
Colony Northstar 7.125% (a)	15,000	331,350
Oaktree Capital Group 6.550% Series B Preferred	33,500	832,810
OFS Credit Company Pfd Ser A 6.875% (a)	5,000	124,550
Priority Income Fund Inc Pfd Ser C 6.625% (a)	15,000	370,200
State Street Corp Pfd Ser E 6% (a)	9,300	237,894
		3,041,274

TOTAL TRADITIONAL PREFERRED (Cost $3,032,048)		3,041,274

REIT Senior Securities - 21.06%
Braemar Hotels & Resorts Inc. 5.5% 06/11/2020 @25.00 (a)	50,000	998,000
Brookfield Property Partners LP (a)	20,000	496,600
Digital Realty Trust, Inc. Preferred Series G (a)	2,500	62,400
Digital Realty Trust, Inc. Preferred Series K 5.85% (a)	7,000	175,210
EPR Properties 5.75 Perp (a)	21,000	499,380
Summit Hotel Properties, Inc. 6.45% 12/31/49 (a)	35,000	888,171
Landmark Infrastructure Partners LP	33,000	816,420
Pebblebrook Hotel Tr Pfd Ser C 6.50% (a)	10,000	257,400
PennyMac Mortgage Investment Trust (a)	15,000	378,600
QTS Realty Trust Inc Convertible Series B 6.50% (a)	8,500	923,270
UMH Properties INC. 6.375 Perp Pfd (a)	18,000	424,800
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd (a)	15,000	384,900
		6,305,151

TOTAL REIT SENIOR SECURITIES (Cost $5,970,617)		6,305,151

Money Market Funds - 5.41%
First American Funds Government Obligation Class Y 0.89% (b)	1,620,562	1,620,562
		1,620,562

TOTAL MONEY MARKET FUNDS (Cost $1,620,562)		1,620,562

TOTAL INVESTMENTS (Cost $29,552,724) 99.8%		29,874,476

Other Assets In Excess of Liabilities - 0.2%		58,413

TOTAL NET ASSETS - 100.00%		29,932,889

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2019.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2019

	Shares	Value
Common Stocks - 96.88%

Aerospace & Defense - 1.45%
Arconic, Inc.	28,820	550,750
BWX Technologies, Inc. (a)	25,235	1,251,151
		1,801,902

Beverages - 1%
Cott Corporation	84,818	1,239,191
		1,239,191

Building Products - 3.62%
Armstrong Flooring, Inc. Common (a)	113,049	1,537,466
Fortune Brands Home & Security, Inc.	5,660	269,473
Masco Corporation (a)	34,010	1,336,933
Resideo Technologies, Inc.	69,716	1,344,822
		4,488,694

Capital Markets - 0.82%
Greenhill & Co, Inc. (a)	47,310	1,017,638
		1,017,638

Chemicals - 5.08%
GCP Applied Technologies Inc.	19,118	565,893
Luxfer Holdings PLC	58,552	1,462,629
Platform Specialty Products Corporation	227,889	2,301,679
Rayonier Advanced Materials, Inc. (a)	144,390	1,957,928
		6,288,129

Commercial Services & Supplies - 2.81%
ACCO Brands Corp. (a)	171,403	1,467,210
KAR Auction Services, Inc.	32,210	1,652,695
Kimball International, Inc. (a)	25,150	355,621
		3,475,526

Communications Equipment - 2.14%
Avaya Holdings Corp. (a)	87,550	1,473,467
TESSCO Technologies Incorporated (a)(c)	76,078	1,177,687
		2,651,154

Construction & Engineering - 0.72%
Arcosa, Inc.	29,342	896,398
		896,398

Consumer Finance - 1.97%
Ally Financial, Inc. (a)	88,794	2,440,947
		2,440,947

Diversified Consumer Serices - 0.4%
ServiceMaster Global Holdings, Inc.	10,610	495,487
		495,487

Diversified Financial Services - 6.16%
Cannae Holdings, Inc. (a)	156,917	3,806,806
Voya Financial, Inc. (a)	76,654	3,829,634
		7,636,440

Electrical Equipment - 1.84%
nVent Electric Plc.	84,580	2,281,968
		2,281,968

Electrical Equipment, Instruments & Comp - 0.96%
Kimball Electronics, Inc.	16,288	252,301
PCM, Inc.	25,620	938,461
		1,190,762

Energy Equipment & Services-0.93%
KLX Energy Services Holdings, Inc.	45,957	1,155,359
		1,155,359

Equity Real Estate Investment Trusts - 6.51%
Cyrusone, Inc. (a)	18,890	990,592
Independence Realty Trust, Inc. (a)	102,300	1,103,817
JBG SMITH Properties (a)	38,440	1,589,494
Park Hotels & Resorts Inc. Comm (a)	141,131	4,386,351
		8,070,254

Food Products - 3.17%
Nomad Foods Ltd. (a)	113,212	2,315,185
TreeHouse Foods, Inc.	25,030	1,615,687
		3,930,872

Gas Utilities - 2.09%
ONE Gas, Inc. (a)	8,720	776,342
South Jersey Industries, Inc. (a)	56,639	1,816,413
		2,592,754

Health Care Equipment & Supplies - 2.74%
Utah Medical Products, Inc. (a)	10,394	917,271
Varex Imanging Corp. (a)	22,300	755,524
Varian Medical Systems, Inc. (a)	12,190	1,727,567
		3,400,361

Health Care Providers & Services - 3.9%
BioTelemetry, Inc. (a)	13,340	835,351
Hanger, Inc.	81,793	1,558,157
Corvel Corp. (a)	16,035	1,046,123
Henry Schein, Inc.	23,230	1,396,355
		4,835,986

Health Care Technology - 0.48%
Simulations Plus, Inc. (a)	27,945	589,919
		589,919

Hotels, Restaurants & Leisure - 7.63%
Jack in the Box Inc.	6,850	555,261
Dine Brands Global, Inc.	23,136	2,112,085
Eldorado Resorts, Inc.	39,339	1,836,738
Brinker International, Inc.	12,660	561,851
Dave & Buster's Entertainment, Inc.	5,783	288,398
J. Alexander's Holdings, Inc. C (a)	102,388	1,005,450
Wyndham Destinations, Inc. (a)	20,680	837,333
Wyndham Hotels & Resorts, Inc.	45,170	2,258,048
		9,455,165

Household Durables - 0.71%
Hamilton Beach Brands Holding Company (a)	41,005	879,967
		879,967

Household Products - 1.45%
Energizer Holdings Inc. (a)	40,015	1,797,874
		1,797,874

IT Services - 5.15%
Black Knight, Inc. (a)	31,132	1,696,694
Conduent Inc. (a)	85,796	1,186,559
Leidos Holdings, Inc. (a)	23,486	1,505,218
Perspecta, Inc (a)	90,100	1,821,822
Startek	21,637	170,500
		6,380,792

Independent Power and Renewable - 2.67%
Vistra Energy Corp.	126,950	3,304,509
		3,304,509

Insurance - 0.61%
Brighthouse Financial, Inc.	20,920	759,187
		759,187

Internet & Catalog Retail - 3.43%
GCI Liberty, Inc. Class A	58,131	3,232,665
Qurate Retail, Inc.	41,604	664,832
Lands' End, Inc.	21,170	351,634
		4,249,131

Internet Software & Services - 1.27%
Cars.com Inc.	61,897	1,411,252
Points International Ltd	11,804	158,646
		1,569,897

Machinery - 3.58%
Welbilt, Inc.	36,510	598,034
Pentair plc (a)	17,130	762,456
SPX Corporation	88,269	3,070,879
		4,431,369

Media - 6.41%
Liberty Braves Series C (a)	52,949	1,470,394
Entravision Communications Corporation	96,090	311,332
Meredith Corporation	15,030	830,558
Liberty SiriusXM Series C (a)	75,870	2,901,269
Marchex. Inc. (a)	298,880	1,413,702
Tribune Publishing Co.	86,127	1,015,437
		7,942,692

Metals & Mining- 0.43%
SunCoke Energy Inc.	62,973	534,641
		534,641

Multiline Retail -0.46%
Big Lots, Inc.	14,840	564,217
		564,217

Oil, Gas & Consumable Fuels - 2.57%
Arch Coal, Inc. (a)	17,090	1,559,804
CONSOL Energy, Inc.	22,002	752,908
Midstates Petroleum Company, Inc. (a)	89,085	870,360
		3,183,073

Personal Products - 0.57%
Edgewell Personal Care Company	15,960	700,484
		700,484

Real Estate Investment Trusts - 1.06%
PotlatchDeltic Corporation	34,810	1,315,470
		1,315,470

Semiconductors & Semiconductor Equipment - 2.36%
Camtek Ltd.	40,830	364,204
Versum Materials, Inc. (a)	50,893	2,560,427
		2,924,630

Specialty Retail - 2.58%
Bed Bath & Beyond, Inc.	96,780	1,644,292
Citi Trends, Inc.	26,740	516,349
Guess, Inc. (a)	24,677	483,669
The Buckle, Inc. (a)	29,586	553,850
		3,198,161

Textiles, Apparel, & Luxury Goods - 0.44%
Vera Bradley, Inc.	41,294	547,146
		547,146

Thrifts & Mortgage Finance - 3.68%
Columbia Financial, Inc.	120,499	1,888,219
Kearny Financial Corp. (a)	207,650	2,672,456
		4,560,675

Trading Companies & Distributors - 1%
Transcat, Inc.	53,720	1,234,486
		1,234,486

TOTAL COMMON STOCKS (Cost $104,411,620)		120,013,305

Money Market Funds - 3.07%
First American Funds Government Obligation Class Y 0.89% (b)	3,797,003	3,797,003
		3,797,003

TOTAL MONEY MARKET FUNDS (Cost $3,797,003)		3,797,003

TOTAL INVESTMENTS (Cost $108,208,623) 99.95%		123,810,308

Other Assets In Excess of Liabilities - 0.05%		65,893

TOTAL NET ASSETS - 100.00%		123,876,202

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2019.
(c) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2019

	Shares	Value
Common Stocks - 96.46%

Aerospace & Defense - 2.53%
Arotech Corp.	122,524	358,995
CPI Aerostructures, Inc.	27,258	177,177
		536,172

Auto Components - 1.67%
Shiloh Industries, Inc.	33,118	182,149
Unique Fabricating, Inc. (a)	38,150	171,294
		353,443

Banks - 3.54%
Customers Bancorp, Inc.	3,167	57,988
Banc of California, Inc. (a)	7,595	105,115
First Internet Bancorp. (a)	15,674	302,978
Meridian Bank	7,298	131,656
MidSouth Bancorp Inc. (a)	13,472	153,716
		751,452

Biotechnology - 1.88%
Pdl Biopharma, Inc.	107,369	399,413
		399,413

Building Products - 2.05%
Armstrong Flooring, Inc. Common	31,947	434,479
		434,479

Capital Markets - 6.1%
COWEN, Inc.	26,802	388,361
Donnelley Financial Solutions	8,019	119,323
MVC Capital, Inc. (a)	55,466	503,077
180 Degree Capital Corp.	152,379	283,425
		1,294,185

Chemicals - 1.7%
Landec Corp.	29,285	359,620
		359,620

Commercial Services & Supplies - 4.01%
Civeo Corp.	166,926	350,545
HC2 Holdings, Inc.	67,610	165,645
Perma-Fix Environmental Services, Inc.	95,370	334,749
		850,938

Communications Equipment - 3.03%
Aviat Networks, Inc. (a)	25,892	397,701
Communications Systems, Inc. (a)	26,425	70,026
PCTEL, Inc.	35,024	175,470
		643,198

Construction & Engineering - 2.46%
Northwest Pipe Co.	7,469	179,256
Orion Group Holdings Inc.	59,753	174,479
Sterling Construction Co., Inc.	13,480	168,770
		522,504

Distributors - 1.82%
VOXX International Corp. Class A (a)	83,760	386,971
		386,971

Diversified Financial Services - 2.92%
Pico Holdings, Inc. (a)	33,797	334,590
TIPTREE, Inc. (a)	44,791	283,527
		618,117

Diversified Telecommunications - 1.32%
Alaska Communications Systems Group, Inc. (a)	145,785	279,907
		279,907

Electrical Equipment - 1.16%
Powell Industries, Inc. (a)	9,267	246,039
		246,039

Electronic Equipment, Instruments & Components - 4.84%
Iteris, Inc. (a)	21,626	90,180
Key Tronic Corporation	53,896	332,538
Mace Security International, Inc. (a)(d)(e)(f)	144,083	45,386
Digital Ally, Inc.	20,856	77,584
Perceptron, Inc. (a)	14,409	108,068
Richardson Electronics Ltd.	54,981	372,771
		1,026,528

Energy Equipment & Services - 6.41%
CARBO Ceramics, Inc.	73,235	256,323
Profire Energy, Inc.	83,336	149,171
Dawson Geophysical Co. (a)	85,927	251,766
ERA Group, Inc.	5,738	66,217
Geospace Technologies Corp.	3,665	47,425
Gulf Island Fabrication Inc.	51,220	469,687
Mitcham Industries, Inc.	30,159	118,525
		1,359,114

Food Products - 1.67%
Coffee Holding Company, Inc. (a)(f)	65,349	353,538
		353,538

Health Care Equipment & Supplies - 2.37%
Digirad Corp. (a)	258,443	235,622
Invacare Corp. (a)	31,901	267,011
		502,634

Health Care Providers & Services - 0.23%
Catasys Inc.	4,069	49,764
		49,764

Household Durables - 2.24%
Flexsteel Industries	6,911	160,266
Natuzzi SpA ADR (a)(c)	25,618	131,812
ZAGG, Inc.	5,900	53,513
CSS Industries, Inc.	21,474	128,629
		474,221

IT Services - 1.57%
Computer Task Group Inc.	77,635	333,831
		333,831

Insurance - 3.08%
Blue Capital Reinsurance Holdings (a)	34,306	231,222
Hallmark Financial Services, Inc.	22,153	230,391
United Insurance Holdings Corp. (a)	12,061	191,770
		653,384

Internet & Direct Marketing Retail - 0.95%
EVINE Live Inc.	431,385	202,190
		202,190

Internet Software & Services - 3.29%
Autoweb, Inc. (a)	32,600	123,228
Realnetworks, Inc. (a)	109,265	339,814
Synacor, Inc.	149,472	234,671
		697,713

Machinery - 3.79%
FreightCar America, Inc.	43,263	266,500
LB Foster Co. - Class A	20,804	391,531
STARRETT L S Co.	19,043	146,631
		804,662

Marine - 0.96%
Eagle Bulk Shipping Inc.	43,930	204,275
		204,275

Media - 1.38%
Salem Communications Corp. (a)	114,401	292,295
		292,295

Metals & Mining- 4.27%
Ampco-Pittsburgh Corp.	18,791	62,010
Endeavour Silver Corp. (a)	103,316	260,356
Olympic Steel Inc. (a)	15,738	249,762
Universal Stainless & Alloy Products, Inc. (a)	20,139	333,703
		905,832

Multiline Retail - 0.57%
Fred's, Inc. (a)	48,984	120,990
		120,990

Oil, Gas & Consumable Fuels - 4.1%
Adams Resources & Energy, Inc. (a)	8,109	316,738
Nacco Industries, Inc.	1,642	62,757
Vaalco Energy, Inc. (a)	218,381	489,173
		868,668

Professional Services - 1.6%
Acacia Research Corporation (a)	104,259	339,884
		339,884

Semiconductors & Semiconductor Equipment - 4.28%
Amtech Systems, Inc. (a)	90,528	482,514
Axcelis Technologies, Inc. (a)	3,047	61,306
AXT, Inc. (a)	81,960	364,722
		908,542

Software - 2.39%
Allot Communications Ltd. (a)	11,707	92,954
Telenav, Inc. (a)	68,070	413,185
		506,138

Specialty Retail - 1.57%
Christopher & Banks Corp.	111,166	37,908
TravelCenters of America LLC (a)	16,196	66,566
Tandy Leather Factory, Inc. (a)	37,921	227,526
		331,999

Technology Harware, Storage & Peripheral - 2.12%
INTEVAC, Inc.	73,291	449,274
		449,274

Textiles, Apparel & Luxury Goods - 3.35%
Lakeland Industries, Inc. (a)	50,221	589,595
Movado Group, Inc. (a)	3,325	120,964
		710,558

Thrifts & Mortgage Finance - 1.14%
Trustco Bank Corp. (a)	31,218	242,252
		242,252

Trading Companies & Distributors - 2.07%
Houston Wire & Cable Company	69,405	439,334
		439,334

TOTAL COMMON STOCKS (Cost $22,759,916)		20,454,057

Money Market Funds - 3.99%
First American Funds Government Obligation Class Y 0.89% (b)	845,283	845,283
		845,283

TOTAL MONEY MARKET FUNDS (Cost $845,283)		845,283

TOTAL INVESTMENTS (Cost $23,605,198) 100.45%		21,299,340

Liabilities In Excess of Other Assets - -0.45%		(94,671)

TOTAL NET ASSETS - 100.00%		21,204,669

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2019.
(c) ADR - American Depository Receipt
(d) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(e) A former Portfolio Manager of this Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2019

	Shares	Value
Common Stocks - 61.82%

Aerospace & Defense - 1.63%
Kratos Defense & Security Solutions, Inc. (a)	18,000	281,340
		281,340

Auto Components - 1.41%
Magna International Inc. (a)	5,000	243,450
		243,450

Automobiles - 1.57%
Honda Motor Co., Ltd.	10,000	271,700
		271,700

Banks - 2.55%
Regions Financial Corporation (a)	20,000	283,000
Key Corp.	10,000	157,500
		440,500

Biotechnology - 3.27%
Celgene Corp.	6,000	566,040
		566,040

Building Products - 2.08%
Alpha Pro Tech Ltd (a)	100,000	360,000
		360,000

Capital Markets - 10.31%
Capitala Finance Corp (a)	35,000	278,600
Medallion Financial Corp.	70,000	483,000
Manning & Napier, Inc. (a)	220,000	462,000
MVC Capital, Inc. (a)	35,000	317,450
PennantPark Investment Corporation	35,000	241,850
		1,782,900

Chemicals - 3.58%
DowDuPont Inc.	5,000	266,550
Platform Specialty Products Corporation	35,000	353,500
		620,050

Construction & Engineering - 1.75%
Granite Construction Incorporated (a)	7,000	302,050
		302,050

Diversified Financial Services - 1.7%
Lincoln National Corporation (a)	5,000	293,500
		293,500

Electrical Equipment - 6.72%
Associated Capital Group, Inc. (a)	10,000	395,600
Capstone Turbine Corp. (a)	150,000	135,000
Generac Holdings, Inc.	3,000	153,690
Enphase Energy, Inc.	50,000	461,500
Revolution Lighting Technologies, Inc. (a)	70,000	16,100
		1,161,890

Electronic Equipment, Instruments & Components - 6.96%
Iteris, Inc (a)	100,000	417,000
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	787,500
		1,204,500

Food Products - 1.18%
Nomad Foods Ltd.	10,000	204,500
		204,500

Household Durables-2.22%
Newell Brands, Inc. (a)	25,000	383,500
		383,500

IT Services - 2%
Conduent Inc.	20,000	276,600
Alithya Group Inc. ( e)	21,453	68,650
		345,250

Insurance - 0.44%
Genworth Financial, Inc. (a)	20,000	76,600
		76,600

Machinery - 2.91%
Mueller Water Products (a)	15,000	150,600
Rexnord Corp.	14,000	351,960
		502,560

Media - 2.76%
Viacom, Inc. Class B (a)	17,000	477,190
		477,190

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 1.9%
Southwestern Energy Co.	70,000	328,300
		328,300

Pharmaceuticals - 4.39%
Merck & Co., Inc. (a)	5,000	415,850
Roche Holding Ltd.	10,000	343,900
		759,750

Specialty Retail - 3.75%
Office Depot, Inc. (a)	85,000	308,550
Bed Bath & Beyond, Inc.	20,000	339,800
		648,350

Textiles, Apparel & Luxury Goods - 1.15%
Lakeland Industries, Inc. (a)	17,000	199,580
		199,580

TOTAL COMMON STOCKS (Cost $9,952,569)		11,453,500

Traditional Preferred - 3.6%
Virtus Investment Partners, Inc. 7.25 02/01/20 (a)	7,000	623,210
		623,210

TOTAL TRADITIONAL PREFERRED (Cost $669,218)		623,210

Investment Companies - 14.73%
Boulder Growth & Income Fund, Inc.	50,000	539,000
Dividend and Income Fund	50,000	568,000
Equus Total Return, Inc.	250,000	477,775
The Gabelli Healthcare & Wellness Trust	20,000	210,200
Special Opportunities Fund, Inc.	30,000	403,200
RMR Real Estate Income Fund Com	11,500	214,935
Firsthand Technology Value Fund, Inc.	10,236	135,832
		2,548,942

TOTAL INVESTMENT COMPANIES (Cost $2,199,049)		2,548,942

Money Market Funds - 15.32%
First American Funds Government Obligation Class Y 0.89% (b)	2,649,838	2,649,838
		2,649,838

TOTAL MONEY MARKET FUNDS (Cost $2,649,838)		2,649,838

TOTAL INVESTMENTS (Cost $15,470,675) 99.86%		17,275,490

Other Assets In Excess of Liabilities - 0.14%		23,945

TOTAL NET ASSETS - 100.00%		17,299,435

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2019.
(c) The Portfolio Manager of this fund serves on the Board of Directors for this company.
(d) A former Portfolio Manager of the MicroCap Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(e) The CEO of the adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2019 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$29,551,195	$533,691	$ (210,410)	$323,281
Ancora/Thelen Small-Mid Cap Portfolio	$108,208,623	$20,591,507	$ (4,989,822)	$15,601,685
Ancora MicroCap Portfolio	$23,605,198	$2,197,839	$ (4,503,698)	$(2,305,858)
Ancora Special Opportunities Portfolio	$15,470,675	$2,974,850	$ (1,170,035)	$1,804,815

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 29,874,476	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 29,874,476	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 123,810,308	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 123,810,308	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 21,299,340	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 21,299,340	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 17,275,490	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 17,275,490	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

     Bradley Zucker

     President, Treasurer and Secretary

Date: May 29, 2019